7. SHORT-TERM NOTES PAYABLE	9 Months Ended
Sep. 30, 2014
Short-Term Notes Payable
7. SHORT-TERM NOTES PAYABLE

NOTE 7. SHORT-TERM NOTES PAYABLE

        Short-term notes payable were $169,430 and $0 as of September 30, 2014 and December 31, 2013, respectively. Such notes payable for September 30, 2014 consisted of a note payable related to the Company's prepaid D&O insurance coverage. The original loan amount was $190,251, and is to be repaid in monthly installments starting in September 2014 through May 2015 at an annual interest rate of 4.49%. For the nine months ended September 30, 2014, the Company has repaid $20,821 of the loan amount.